Related party transactions - Key management compensation (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Related party transactions
Salaries and other short term employee benefits	£ 374	£ 181
Payments to defined contribution pension schemes	39	24
Share-based payments	92
Key management compensation	£ 504	£ 205